Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Teekay Offshore is a related party of Teekay. As at December 31, 2018, Teekay has recorded $83.1 million (December 31, 2017 – $102.8 million) in advances to Teekay Offshore and $59.3 million (December 31, 2017 – $37.2 million) in advances from Teekay Offshore in current portion of loans to equity-accounted investments and loans from equity-accounted investments, respectively, on the consolidated balance sheets.

On March 31, 2018, Teekay Offshore entered into a loan agreement for a $125.0 million senior unsecured revolving credit facility, of which up to $25.0 million is provided by Teekay Parent and up to $100.0 million is provided by Brookfield. The facility is scheduled to mature in October 2019. As at December 31, 2018, Teekay had advanced $25.0 million to Teekay Offshore under this facility recorded in current portion of loans to equity-accounted investments in the consolidated balance sheets.

Until December 31, 2017, Teekay and its wholly-owned subsidiaries directly and indirectly provided substantially all of Teekay Offshore’s ship management, commercial, technical, strategic, business development and administrative service needs. Specifically, the Transferred Subsidiaries provided ship management, commercial, technical, strategic, business development and administrative services to Teekay Offshore, primarily related to Teekay Offshore's FPSO units, shuttle tankers and FSO units. On January 1, 2018, Teekay Offshore acquired a 100% ownership interest in the Transferred Subsidiaries (see Note 4).

Subsequent to their transfer to Teekay Offshore, the Transferred Subsidiaries continue to provide ship management, commercial, technical, strategic, business development and administrative services to Teekay, primarily related to Teekay's FPSO units. Teekay and certain of its subsidiaries, other than the Transferred Subsidiaries, continue to provide certain other ship management, commercial, technical, strategic and administrative services to Teekay Offshore.

Revenues received by the Company for services provided to Teekay Offshore for the year ended December 31, 2018 were $21.0 million and for the period from deconsolidation on September 25, 2017 to December 31, 2017 were $17.8 million which were recorded in revenues on the Company's consolidated statements of (loss) income. Fees paid by the Company to Teekay Offshore for services provided by Teekay Offshore for the year ended December 31, 2018 were $25.7 million and for the period from deconsolidation on September 25, 2017 to December 31, 2017, were $0.8 million, and were recorded in vessel operating expenses and general and administrative expenses on the Company's consolidated statements of (loss) income.

As at December 31, 2018, two shuttle tankers and three FSO units of Teekay Offshore were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay. Time-charter hire expense paid by the Company to Teekay Offshore for such related party transactions for the year ended December 31, 2018 was $56.3 million and for the period from deconsolidation on September 25, 2017 to December 31, 2017 was $14.3 million.

The Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. During the years ended December 31, 2018 and December 31, 2017, the Company earned $15.4 million and $6.5 million, respectively, of fees pursuant to these management agreements. In addition, during the year ended December 31, 2018, the Company was reimbursed $39.8 million for costs incurred by the Company for its seafarers operating these LNG carriers. The accounting presentation of such reimbursement of costs was impacted by the adoption of ASU 2014-09 January 1, 2018 (see Note 1).

As at December 31, 2018, Resolute Investments, Ltd. (or Resolute) owned 31.8% (2017 – 31.9%, 2016 – 37.1%) of the Company’s outstanding Common Stock. Two of the Company’s directors, C. Sean Day and Heidi Locke Simon, are engaged as consultants to Kattegat Limited, the parent company of Resolute, to oversee its investments, including those in the Teekay group of companies. Mr. Day will be resigning from the Teekay Board effective as of the 2019 annual meeting of shareholders. Another of the Company's directors, Rudolph Krediet, is partner at Anholt Services (USA), a wholly-owned subsidiary of Kattegat Limited. Director Bjorn Moller is a director of Kattegat Limited. Director nominee Peter Antturi serves as an executive officer and director of Resolute and other Kattegat Limited subsidiaries and affiliates. He is also an executive officer and owner of Anglemont Financial Services Ltd., a joint venture with Kattegat Limited that provides financial services to Kattegat Limited and its subsidiaries.